Taxation (Details) - Schedule of components of income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax:
Current income tax charge	$ 2,374	$ 704	$ 9
Adjustments in respect of current income tax of prior years	(7)		47
Deferred tax:
Origination and reversal of temporary differences	(292)	1,247	8
Effect of tax rate change		(131)	(1)
Adjustment in respect of prior years		(132)	(1)
Income tax charge for the year	$ 2,075	$ 1,688	$ 62